Note 5 - Trade and Other Receivables, Net - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Trade accounts receivable, net	$ 188,677	$ 241,969
Accrued gas receivables	4,779	7,224
Unbilled revenues, net	120,312	121,993
Other	58,762	32,721
Trade and other current receivables	$ 372,530	$ 403,907